CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Statement of Financial Position (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 518		$ 480
Restricted cash	119		107
Accounts receivable and other	6,517		7,053
Accounts receivable from affiliates	79		47
Short-term loans receivable from affiliates	0		0
Inventory	1,339		1,528
Total Current assets	8,572		9,215
Property, plant and equipment, net	94,540	$ 90,823	90,711
Long-term loans receivable from affiliates	0		0
Investments in subsidiaries	0		0
Long-term investments	16,707		16,644
Restricted long-term investments	323		267
Deferred amounts and other assets	8,558	6,272	6,442
Intangible assets, net	2,372		3,267
Goodwill	34,459		34,457
Deferred income taxes	1,374		1,090
Total assets	166,905		162,093
Current liabilities
Short-term borrowings	1,024		1,444
Accounts payable and other	9,836	9,540	9,478
Accounts payable to affiliates	40		157
Interest payable	669		634
Short-term loans payable to affiliates	0		0
Environmental liabilities, current	27		40
Current portion of long-term debt	3,259		2,871
Total Current liabilities	14,855		14,624
Long-term debt	60,327		60,865
Other long-term liabilities	8,834	7,576	7,510
Long-term loans payable to affiliates	0		0
Deferred income taxes	9,454	9,233	9,295
Total Liabilities	93,470		92,294
Redeemable noncontrolling interests	0	$ 4,029	4,067	$ 3,392	$ 2,141
Equity
Controlling interests	69,470		58,135
Noncontrolling interests	3,965		7,597
Total Equity	73,435		65,732	$ 21,963
Total liabilities and equity	166,905		162,093
Consolidation, Eliminations
Current assets
Cash and cash equivalents	0		0
Restricted cash	0		0
Accounts receivable and other	0		0
Accounts receivable from affiliates	(518)		(514)
Short-term loans receivable from affiliates	(8,285)		(7,923)
Inventory	0		0
Total Current assets	(8,803)		(8,437)
Property, plant and equipment, net	0		0
Long-term loans receivable from affiliates	(14,274)		(13,954)
Investments in subsidiaries	(120,181)		(99,659)
Long-term investments	(3,682)		(7,654)
Restricted long-term investments	0		0
Deferred amounts and other assets	(1,726)		(1,725)
Intangible assets, net	0		0
Goodwill	0		0
Deferred income taxes	328		27
Total assets	(148,338)		(131,402)
Current liabilities
Short-term borrowings	0		0
Accounts payable and other	(6)		0
Accounts payable to affiliates	(518)		(514)
Interest payable	0		0
Short-term loans payable to affiliates	(8,285)		(7,923)
Environmental liabilities, current	0		0
Current portion of long-term debt	0		0
Total Current liabilities	(8,809)		(8,437)
Long-term debt	0		0
Other long-term liabilities	(1,726)		(1,725)
Long-term loans payable to affiliates	(14,274)		(13,954)
Deferred income taxes	(4,400)		0
Total Liabilities	(29,209)		(24,116)
Redeemable noncontrolling interests			4,067
Equity
Controlling interests	(123,094)		(118,950)
Noncontrolling interests	3,965		7,597
Total Equity	(119,129)		(111,353)
Total liabilities and equity	(148,338)		(131,402)
Parent Issuer and Guarantor | Reportable Legal Entities
Current assets
Cash and cash equivalents	0		0
Restricted cash	9		2
Accounts receivable and other	283		292
Accounts receivable from affiliates	726		593
Short-term loans receivable from affiliates	3,943		1,861
Inventory	0		0
Total Current assets	4,961		2,748
Property, plant and equipment, net	140		136
Long-term loans receivable from affiliates	10,318		14,205
Investments in subsidiaries	78,474		55,466
Long-term investments	4,561		8,408
Restricted long-term investments	0		0
Deferred amounts and other assets	1,700		904
Intangible assets, net	234		219
Goodwill	0		0
Deferred income taxes	817		809
Total assets	101,205		82,895
Current liabilities
Short-term borrowings	0		0
Accounts payable and other	2,742		1,927
Accounts payable to affiliates	946		56
Interest payable	283		216
Short-term loans payable to affiliates	426		868
Environmental liabilities, current	0		0
Current portion of long-term debt	1,853		0
Total Current liabilities	6,250		3,067
Long-term debt	22,893		20,173
Other long-term liabilities	2,428		1,342
Long-term loans payable to affiliates	76		76
Deferred income taxes	0		0
Total Liabilities	31,647		24,658
Redeemable noncontrolling interests			0
Equity
Controlling interests	69,558		58,237
Noncontrolling interests	0		0
Total Equity	69,558		58,237
Total liabilities and equity	101,205		82,895
Subsidiary Non-Guarantors | Reportable Legal Entities
Current assets
Cash and cash equivalents	502		466
Restricted cash	110		105
Accounts receivable and other	6,211		6,753
Accounts receivable from affiliates	(142)		(73)
Short-term loans receivable from affiliates	653		2,977
Inventory	1,339		1,528
Total Current assets	8,673		11,756
Property, plant and equipment, net	94,400		90,575
Long-term loans receivable from affiliates	1,344		(3,177)
Investments in subsidiaries	15,567		16,672
Long-term investments	14,841		14,972
Restricted long-term investments	323		267
Deferred amounts and other assets	8,558		7,250
Intangible assets, net	2,138		3,048
Goodwill	34,459		34,457
Deferred income taxes	229		254
Total assets	180,532		176,074
Current liabilities
Short-term borrowings	1,024		1,444
Accounts payable and other	7,059		7,432
Accounts payable to affiliates	(677)		444
Interest payable	225		265
Short-term loans payable to affiliates	7,177		7,055
Environmental liabilities, current	27		40
Current portion of long-term debt	723		1,744
Total Current liabilities	15,558		18,424
Long-term debt	23,215		25,235
Other long-term liabilities	8,100		7,834
Long-term loans payable to affiliates	12,696		13,110
Deferred income taxes	13,523		9,295
Total Liabilities	73,092		73,898
Redeemable noncontrolling interests			0
Equity
Controlling interests	107,440		102,176
Noncontrolling interests	0		0
Total Equity	107,440		102,176
Total liabilities and equity	180,532		176,074
Spectra Energy Partners L P | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Current assets
Cash and cash equivalents	16		14
Restricted cash	0		0
Accounts receivable and other	15		8
Accounts receivable from affiliates	0		0
Short-term loans receivable from affiliates	0		0
Inventory	0		0
Total Current assets	31		22
Property, plant and equipment, net	0		0
Long-term loans receivable from affiliates	73		574
Investments in subsidiaries	19,777		21,528
Long-term investments	987		918
Restricted long-term investments	0		0
Deferred amounts and other assets	9		8
Intangible assets, net	0		0
Goodwill	0		0
Deferred income taxes	0		0
Total assets	20,877		23,050
Current liabilities
Short-term borrowings	0		0
Accounts payable and other	7		100
Accounts payable to affiliates	233		171
Interest payable	56		51
Short-term loans payable to affiliates	682		0
Environmental liabilities, current	0		0
Current portion of long-term debt	0		626
Total Current liabilities	978		948
Long-term debt	7,276		7,605
Other long-term liabilities	2		38
Long-term loans payable to affiliates	0		4
Deferred income taxes	331		0
Total Liabilities	8,587		8,595
Redeemable noncontrolling interests			0
Equity
Controlling interests	12,290		14,455
Noncontrolling interests	0		0
Total Equity	12,290		14,455
Total liabilities and equity	20,877		23,050
Enbridge Energy Partners, L.P.
Equity
Noncontrolling interests	0		138
Enbridge Energy Partners, L.P. | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Current assets
Cash and cash equivalents	0		0
Restricted cash	0		0
Accounts receivable and other	8		0
Accounts receivable from affiliates	13		41
Short-term loans receivable from affiliates	3,689		3,085
Inventory	0		0
Total Current assets	3,710		3,126
Property, plant and equipment, net	0		0
Long-term loans receivable from affiliates	2,539		2,352
Investments in subsidiaries	6,363		5,993
Long-term investments	0		0
Restricted long-term investments	0		0
Deferred amounts and other assets	17		5
Intangible assets, net	0		0
Goodwill	0		0
Deferred income taxes	0		0
Total assets	12,629		11,476
Current liabilities
Short-term borrowings	0		0
Accounts payable and other	34		19
Accounts payable to affiliates	56		0
Interest payable	105		102
Short-term loans payable to affiliates	0		0
Environmental liabilities, current	0		0
Current portion of long-term debt	683		501
Total Current liabilities	878		622
Long-term debt	6,943		7,852
Other long-term liabilities	30		21
Long-term loans payable to affiliates	1,502		764
Deferred income taxes	0		0
Total Liabilities	9,353		9,259
Redeemable noncontrolling interests			0
Equity
Controlling interests	3,276		2,217
Noncontrolling interests	0		0
Total Equity	3,276		2,217
Total liabilities and equity	$ 12,629		$ 11,476